Related Party Transactions (Details) - Schedule of Services Provided by Related Parties - USD ($)		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Freight Costs [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	$ 36,564,143	$ 71,861,781	$ 50,397,927
Freight Costs [Member] | Topsheen Shipping Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	28,809,218	67,394,526	46,757,016
Freight Costs [Member] | Max Bright Marine Service Co. Ltd. [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	2,648,111	2,526,064	1,961,665
Freight Costs [Member] | Welly Focus Shipping Co. Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]		99,615
Freight Costs [Member] | Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	64,967	20,000
Freight Costs [Member] | Top Creation International (HK) Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	1,856,363
Freight Costs [Member] | Top Moral Shipping Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	8,567
Freight Costs [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]		565,465	31,325
Freight Costs [Member] | Top Legend Shipping Co. Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[1]	3,176,917	1,256,111	1,647,921
Transportation Services [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[2]	478,061	877,267	1,065,779
Transportation Services [Member] | Topsheen Shipping Limited [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[2]	106,235	142,531
Transportation Services [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[2]		5,590
Transportation Services [Member] | Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Services Provided by Related Parties [Line Items]
Services provided by related parties	[2]	$ 371,826	$ 729,146	$ 1,065,779

[1]	The Group generally leased vessels or incurred the related freight costs with the above related parties.
[2]	The Group generally provided transportation service to the above related parties.